Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, net
4.	Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following:

At December 31,	2010	2011
At cost:
Buildings	$89,361	$93,913
Machinery and equipment	128,647	120,402
Leasehold improvements	30,586	26,907
Furniture and fixtures	4,469	5,058
Automobiles	1,397	1,151
Tools and molds	283	337

Total	254,743	247,768
Less: accumulated depreciation	(166,642)	(159,313)

	88,101	88,455
Construction in progress	794	60,859

Net book value	$88,895	$149,314

Depreciation expenses were $22,819, $23,734 and $15,785 for the years ended December 31, 2009, 2010 and 2011, respectively.